SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
Summary of Financial Information by Segment

Year ended December 31, 2013	Polysilicon	Wafer	Elimination	Total
Revenue - External	$76,721,105	$32,278,700	$-	$108,999,805
Revenue - Intersegment	13,195,838	-	(13,195,838)	-
Total revenue	89,916,943	32,278,700	(13,195,838)	108,999,805
Total Cost of revenue	98,684,325	49,614,921	(13,195,838)	135,103,408
Gross loss	$(8,767,382)	$(17,336,221)	$-	$(26,103,603)

Year ended December 31, 2014	Polysilicon	Wafer	Elimination	Total
Revenue - External	$127,692,325	54,879,527	-	182,571,852
Revenue - Intersegment	29,424,883	-	(29,424,883)	-
Total revenue	157,117,208	54,879,527	(29,424,883)	182,571,852
Total Cost of revenue	119,703,550	47,861,811	(28,256,850)	139,308,511
Gross Profit	$37,413,658	7,017,716	(1,168,033)	43,263,341

Year ended December 31, 2015	Polysilicon	Wafer	Elimination	Total
Revenue – External	$125,916,457	56,124,511	-	182,040,968
Revenue - Intersegment	23,485,364	-	(23,485,364)	-
Total Revenue	149,401,821	56,124,511	(23,485,364)	182,040,968
Total Cost of revenue	121,193,840	46,763,308	(23,466,065)	144,491,083
Gross Profit	$28,207,981	9,361,203	(19,299)	37,549,885

Schedule of Revenues of Major Customers

	Year ended December 31,
	2013		2014		2015
Customer B		$19,644,488		$23,882,302		$18,125,773
Customer C	$	*		$18,210,196		$19,595,911
Customer D		$13,471,873	$	*	$	*
Customer J	$	*	$	*		$35,094,472
Customer K	$	*	$	*		$20,465,558

*	Represents less than 10%